MINERAL PROPERTIES UNDER DEVELOPMENT AND CONSTRUCTION (Tables)	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES UNDER DEVELOPMMENT AND CONSTRUCTION
Schedule of mineral properties under development and construction

	Mineral properties	Deposits to vendors on construction assets	Construction in progress	Other costs capitalized	Total
Mineral properties under development and construction, at historical rates
At December 31, 2019	$—	$—	$—	$—	$—
Transferred from mineral properties (note 6)	39,272	—	—	—	39,272
Additions	—	28,079	4,845	—	32,924
Borrowing costs capitalized (note 11)	—	—	—	672	672
Change in site closure provision	—	—	—	164	164
At December 31, 2020	$39,272	$28,079	$4,845	$836	$73,032

Accumulated foreign exchange on translation
At December 31, 2019	$—	$—	$—	$—	—
Transferred from mineral properties (note 6)	(2,129)	—	—	—	(2,129)
Due to changes in exchange rates	—	—	315	54	369
At December 31, 2020	$(2,129)	$—	$315	$54	$(1,760)

Carrying value
At December 31, 2019	$—	$—	$—	$—	$—
At December 31, 2020	$37,143	$28,079	$5,160	$890	$71,272